Warrant Derivative (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Share Capital, Reserves And Other Equity Interest [Abstract]
Reconciliation of change in fair value of warrant derivative
A reconciliation of the change in fair value of the warrant derivative is as follows:

	Number of Warrants Outstanding	Fair Value of Warrant Derivative
As at December 31, 2019	1,684,126	$8,508,764
Exercised	(1,418,369)	(4,636,317)
Change in fair value	—	(3,491,928)
Foreign exchange impact	—	150,709
As at December 31, 2020	265,757	$531,228
Exercised	(201,722)	(455,670)
Change in fair value	—	(17,117)
Foreign exchange impact	—	(2,424)
As at December 31, 2021	64,035	$56,017
The estimated fair value of the warrant derivative at December 31 was determined using the following assumptions:

	2021	2020
Fair value per warrant	US$0.69	US$1.57
Underlying share price	US$1.39	US$2.38
Risk-free interest rate	0.39%	0.10%
Expected hold period to exercise	1.0 year	1.0 year
Expected share price volatility	90.00%	90.00%
Expected dividend yield	Nil	Nil